Acquisition Activities Business Property Lending - UPB to Carrying Value Reconciliation (Details) (USD $) In Thousands, unless otherwise specified	Oct. 02, 2012
As Initially Recorded [Member] | ASC310-30 [Member]
Business Acquisition [Line Items]
Business Combination, Acquired Receivables, Gross Contractual Amount	$ 89,993
Business Combination, Acquired Recivables, Contractual Interest Due or Unearned Income	62,517
Business Combination, Acquired Receivables, Contractual Cash Flows Due	152,510
Business Combination, Acquired Receivables, Estimated Uncollectible	42,387	[1]
Business Combination, Acquired Receivables, Expected Cash Flows	110,123
Business Combination, Aquired Receivables, Accretable Yield	30,527
Business Combination, Acquired Receivables, Fair Value	79,596
As Initially Recorded [Member] | ASC310-20 [Member]
Business Acquisition [Line Items]
Business Combination, Acquired Receivables, Gross Contractual Amount	2,229,822
Business Combination, Acquired Recivables, Contractual Interest Due or Unearned Income	1,176,442
Business Combination, Acquired Receivables, Contractual Cash Flows Due	3,406,264
Business Combination, Acquired Receivables, Estimated Uncollectible	518,949	[1]
Business Combination, Acquired Receivables, Expected Cash Flows	2,887,315
Business Combination, Aquired Receivables, Accretable Yield	629,788
Business Combination, Acquired Receivables, Fair Value	2,257,527
As Updated [Member] | ASC310-30 [Member]
Business Acquisition [Line Items]
Business Combination, Acquired Receivables, Gross Contractual Amount	145,077
Business Combination, Acquired Recivables, Contractual Interest Due or Unearned Income	95,211
Business Combination, Acquired Receivables, Contractual Cash Flows Due	240,288
Business Combination, Acquired Receivables, Estimated Uncollectible	61,734	[1]
Business Combination, Acquired Receivables, Expected Cash Flows	178,554
Business Combination, Aquired Receivables, Accretable Yield	43,018
Business Combination, Acquired Receivables, Fair Value	135,536
As Updated [Member] | ASC310-20 [Member]
Business Acquisition [Line Items]
Business Combination, Acquired Receivables, Gross Contractual Amount	2,174,738
Business Combination, Acquired Recivables, Contractual Interest Due or Unearned Income	1,143,748
Business Combination, Acquired Receivables, Contractual Cash Flows Due	3,318,486
Business Combination, Acquired Receivables, Estimated Uncollectible	499,602	[1]
Business Combination, Acquired Receivables, Expected Cash Flows	2,818,884
Business Combination, Aquired Receivables, Accretable Yield	617,297
Business Combination, Acquired Receivables, Fair Value	$ 2,201,587

[1]	(1) Cash flows not expected to be collected includes the effects of both credit losses as well as modeled prepayment assumptions.